Bank Properties and Equipment - Summary of Bank Properties and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	$ 95,214	$ 93,026
Accumulated depreciation	(46,119)	(42,221)
Bank properties and equipment, net	49,095	50,805
Land [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	8,998	8,998
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	30,624	30,617
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	8,630	8,630
Leasehold Improvements and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total bank properties and equipment	$ 46,962	$ 44,781